UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4007

Smith Barney Trust II

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31

Date of reporting period: July 31, 2004

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY TRUST II

SMITH BARNEY CAPITAL PRESERVATION FUND II

FORM N-Q

JULY 31, 2004

SMITH BARNEY CAPITAL PRESERVATION FUND II

Schedule of Investments (unaudited)	July 31, 2004

SHARES	SECURITY	VALUE
COMMON STOCK — 17.6%
CONSUMER DISCRETIONARY — 2.3%
Hotels Restaurants & Leisure — 0.8%
66,127	Carnival Corp.	$3,082,179
39,560	McDonald’s Corp.	1,087,900
		4,170,079
Leisure Equipment & Products — 0.4%
69,905	Hasbro, Inc.	1,270,174
62,764	Mattel, Inc.	1,099,625
		2,369,799
Media — 0.9%
13,419	Comcast Corp., Class A Shares (a)	359,629
139,923	Liberty Media Corp., Class A Shares (a)	1,337,777
18,444	The News Corp. Ltd., ADR	625,252
48,783	Time Warner, Inc.(a)	812,237
77,635	The Walt Disney Co.	1,792,592
		4,927,487
Multiline Retail — 0.1%
15,467	Wal-Mart Stores, Inc.	819,906
Specialty Retail — 0.1%
32,719	Pier 1 Imports, Inc.	586,652
	TOTAL CONSUMER DISCRETIONARY	12,873,923
CONSUMER STAPLES — 1.4%
Beverages — 0.3%
34,205	Pepsico, Inc.	1,710,250
Food & Drug Retailing — 0.1%
36,586	Safeway, Inc. (a)	773,062
Food Products — 0.5%
66,928	Archer-Daniels-Midland Co.	1,032,699
36,886	ConAgra Foods, Inc.	959,036
39,560	Sara Lee Corp.	868,738
		2,860,473
Household Products — 0.2%
17,847	Kimberly-Clark Corp.	1,143,457
Personal Products — 0.3%
36,887	Avon Products, Inc.	1,586,510
	TOTAL CONSUMER STAPLES	8,073,752
ENERGY — 1.1%
Energy Equipment & Services — 0.5%
30,936	BJ Services Co. (a)	1,536,282
29,447	GlobalSantaFe Corp.	806,848
26,178	Varco International, Inc. (a)	632,722
		2,975,852

See Notes to Schedule of Investments.

SMITH BARNEY CAPITAL PRESERVATION FUND II

Schedule of Investments (unaudited) (continued)	July 31, 2004

SHARES	SECURITY	VALUE
Oil & Gas — 0.6%
14,277	Anadarko Petroleum Corp.	$853,622
8,923	ChevronTexaco Corp.	853,485
11,901	ConocoPhillips	937,442
8,923	Murphy Oil Corp.	690,105
		3,334,654
	TOTAL ENERGY	6,310,506
FINANCIALS — 4.2%
Banks — 0.2%
30,936	The Bank of New York Co., Inc.	888,791
Diversified Financials — 2.0%
58,600	American Express Co.	2,944,650
82,853	Countrywide Financial Corp.	5,973,701
74,209	JPMorgan Chase & Co.	2,770,222
		11,688,573
Insurance — 2.0%
58,005	Allstate Corp.	2,730,875
17,252	AMBAC Financial Group, Inc.	1,226,790
20,230	American International Group, Inc.	1,429,250
20,110	Chubb Corp.	1,383,166
28,854	MBIA, Inc.	1,557,539
19,335	MGIC Investment Corp.	1,372,785
40,517	The St. Paul Cos., Inc.	1,501,965
		11,202,370
	TOTAL FINANCIALS	23,779,734
HEALTHCARE — 2.1%
Health Care Providers & Services — 0.3%
40,453	Health Management Associates Inc., Class A Shares	811,487
31,827	Health Net, Inc. (a)	767,986
		1,579,473
Pharmaceuticals — 1.8%
30,936	Abbott Laboratories	1,217,332
21,418	Bristol Myers Squibb Co.	490,472
12,494	Eli Lilly & Co.	796,118
3,093	Hospira, Inc. (a)	80,140
119,993	Pfizer, Inc.	3,834,976
69,605	Schering-Plough Corp.	1,354,513
24,094	Valeant Pharmaceuticals International	421,886
56,219	Wyeth	1,990,153
		10,185,590
	TOTAL HEALTHCARE	11,765,063

See Notes to Schedule of Investments.

SMITH BARNEY CAPITAL PRESERVATION FUND II

Schedule of Investments (unaudited) (continued)	July 31, 2004

SHARES	SECURITY	VALUE
INDUSTRIALS — 2.1%
Aerospace & Defense — 0.3%
58,898	Raytheon Co.	$1,976,028
Air Freight & Couriers — 0.4%
55,031	CNF, Inc.	2,270,579
Electrical Equipment — 0.4%
37,181	Emerson Electric Co.	2,256,887
Industrial Conglomerates — 0.4%
53,839	Honeywell International, Inc.	2,024,885
Machinery — 0.6%
10,706	Caterpillar, Inc.	786,784
42,907	PACCAR, Inc.	2,572,704
		3,359,488
	TOTAL INDUSTRIALS	11,887,867
INFORMATION TECHNOLOGY — 2.6%
Communications Equipment — 0.9%
147,836	Motorola, Inc.	2,355,027
87,454	Nokia Corp., ADR	1,016,216
55,627	Scientific-Atlanta, Inc.	1,710,530
		5,081,773
Computers & Peripherals — 0.4%
51,756	Hewlett-Packard Co.	1,042,883
11,901	International Business Machines Corp.	1,036,220
		2,079,103
Electronic Equipment & Instruments — 0.3%
41,347	Agilent Technologies, Inc. (a)	984,472
103,814	Solectron Corp. (a)	570,977
		1,555,449
Internet Software & Services — 0.1%
85,741	RealNetworks, Inc. (a)	483,579
7,623	Register.com, Inc. (a)	44,747
		528,326
Semiconductor Equipment & Products — 0.7%
83,956	Intel Corp.	2,046,847
98,164	LSI Logic Corp. (a)	499,655
59,405	Lattice Semiconductor Corp. (a)	291,085
62,170	Texas Instruments, Inc.	1,326,086
		4,163,673
Software — 0.2%
23,268	Adobe Systems, Inc.	981,444
65,649	Micromuse, Inc. (a)	295,421
		1,276,865
	TOTAL INFORMATION TECHNOLOGY	14,685,189

See Notes to Schedule of Investments.

SMITH BARNEY CAPITAL PRESERVATION FUND II

Schedule of Investments (unaudited) (continued)	July 31, 2004

SHARES	SECURITY	VALUE
MATERIALS — 0.7%
Chemicals — 0.2%
49,340	Engelhard Corp.	$1,450,596
Metals & Mining — 0.3%
50,403	Alcoa, Inc.	1,614,408
Paper & Forest Products — 0.2%
18,432	Weyerhaeuser Co.	1,142,784
	TOTAL MATERIALS	4,207,788
TELECOMMUNICATION SERVICES — 0.7%
Diversified Telecommunication Services — 0.4%
48,188	Nippon Telegraph & Telephone Corp.	1,186,388
26,475	Verizon Communications, Inc.	1,020,346
		2,206,734
Wireless Telecommunication Services — 0.3%
608	Mobile Telesystems, ADR	71,166
69,905	Vodafone Group Plc, ADR	1,519,036
		1,590,202
	TOTAL TELECOMMUNICATION SERVICES	3,796,936
UTILITIES — 0.4%
Gas Utilities — 0.1%
67,223	El Paso Corp.	530,389
Multi-Utilities — 0.3%
77,424	Duke Energy Corp.	1,664,615
	TOTAL UTILITIES	2,195,004
	TOTAL COMMON STOCK (Cost — $90,203,729)	99,575,762
FACE AMOUNT	SECURITY	VALUE
U.S. TREASURY OBLIGATIONS — 73.4%
	United States Treasury Strip Notes:
$274,445,642	Due 8/15/07	249,376,679
186,854,000	Due 2/15/08	166,258,579
	TOTAL U.S. TREASURY OBLIGATIONS (Cost — $418,159,219)	415,635,258

See Notes to Schedule of Investments.

SMITH BARNEY CAPITAL PRESERVATION FUND II

Schedule of Investments (unaudited) (continued)	July 31, 2004

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENTS — 9.0%
TREASURY BILL — 0.7%
$4,000,000	United States Treasury Bill due 9/16/04 (b) (Cost — $3,993,650)	$3,993,552
REPURCHASE AGREEMENT — 8.3%
47,259,000	State Street Bank and Trust & Co. dated 7/30/04, 1.250% due 8/2/04; Proceeds at maturity — $47,263,923; (Fully collateralized by U.S. Treasury Bonds, 6.250% due 8/15/23; Market value — $48,204,180) (Cost — $47,259,000) (b)	47,259,000
	TOTAL SHORT-TERM INVESTMENTS (Cost — $51,252,650)	51,252,552
	TOTAL INVESTMENTS — 100.0% (Cost — $559,615,598*)	$566,463,572
(a)	Non-income producing security.
(b)	Security is segregated and/or held as collateral for open futures contract (Note 2).
*	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviation used in the schedule:

ADR    — American Depositary Receipt.

See Notes to Schedule of Investments.

Notes to the Schedule of Investments (unaudited)

1.	Significant Accounting Policies

The Smith Barney Capital Preservation Fund II (“Fund”), a separate investment fund of Smith Barney Trust II (“Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; and (b) investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value as determined by or under the direction of the Board of Trustees. Equity securities that are traded primarily on a domestic or foreign exchange are valued at the last sale price on that exchange or, if there were no sales during the day, at the current quoted bid price. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. Options are generally valued at the mean of the quoted bid and asked prices. Bonds and other fixed income securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, use of which has been approved by the Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations (maturing in 60 days or less) are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees. Futures contracts are normally valued at the settlement price on the exchange on which they are traded. Securities for which there are no such valuations are valued using fair value procedures established by and under the general supervision of the Board of Trustees.

2.	Futures Contracts

Initial margin deposits made upon entering into futures contracts are recognized as assets. Securities equal to the initial margin amount are segregated by the custodian in the name of the broker. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of the each day’s trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. The Fund enters into such contracts typically to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts) and the credit risk should a counterparty fail to perform under such contracts.

At July 31, 2004, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
Contracts to Buy: S&P 500 Index	31	9/04	$8,537,970	$8,533,525	$(4,445)

3.	Repurchase Agreements

When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Trust II

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	September 27, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	September 27, 2004

By	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date	September 27, 2004